Financial Information of L-3 Communications and Its Subsidiaries	12 Months Ended
Dec. 31, 2011
Financial Information of L-3 Communications and Its Subsidiaries [Abstract]
Financial Information of L-3 Communications and Its Subsidiaries

25. Financial Information of L-3 Communications and Its Subsidiaries

Total shareholders’ equity for L-3 Communications equals that of L-3 Holdings, but the components (common stock, additional paid-in capital, treasury stock and retained earnings) are different. The table below presents information regarding the balances and changes in common stock, additional paid-in capital, treasury stock and retained earnings of L-3 Communications for each of the three years ended December 31, 2011.

	L-3 Communications Common Stock		Additional Paid-in Capital			Accumulated Other Comprehensive (Loss) Income
	Shares Issued	Par Value		Treasury Stock	Retained Earnings		Total
		(in millions)
Balance at December 31, 2008	$100	$—	$4,136	$—	$2,054	$(332)	$5,858
Net income attributable to L-3	—	—	—	—	901	—	901
Contributions from L-3 Holdings	—	—	313	—	—	—	313
Dividends to L-3 Holdings	—	—	—	—	(670)	—	(670)
Comprehensive income	—	—	—	—	—	166	166
Other	—	—	—	—	(1)	—	(1)

Balance at December 31, 2009	100	—	4,449	—	2,284	(166)	6,567
Net income attributable to L-3	—	—	—	—	955	—	955
Contributions from L-3 Holdings	—	—	352	—	—	—	352
Dividends to L-3 Holdings	—	—	—	—	(1,018)	—	(1,018)
Comprehensive loss	—	—	—	—	—	(90)	(90)
Other	—	—	—	—	(2)	—	(2)

Balance at December 31, 2010	100	—	4,801	—	2,219	(256)	6,764
Net income attributable to L-3	—	—	—	—	956	—	956
Contributions from L-3 Holdings	—	—	263	—	—	—	263
Dividends to L-3 Holdings	—	—	—	—	(1,157)	—	(1,157)
Comprehensive loss	—	—	—	—	—	(198)	(198)
Other	—	—	—	—	7	—	7

Balance at December 31, 2011	$100	$—	$5,064	$—	$2,025	$(454)	$6,635

The net proceeds received by L-3 Holdings from (i) the sale of its common stock, (ii) exercise of L-3 Holdings’ employee and director stock options, and related tax benefits, and (iii) L-3 Holdings’ common stock contributed to the Company’s savings plans are contributed to L-3 Communications. The amounts paid by L-3 Holdings for dividends and share repurchases are generated from dividends received from L-3 Communications.

L-3 Communications is a wholly-owned subsidiary of L-3 Holdings. The debt of L-3 Communications, including the Senior Notes, Senior Subordinated Notes and borrowings under amounts drawn against the Amended and Restated Revolving Credit Facility are guaranteed, on a joint and several, full and unconditional basis, by certain of its domestic subsidiaries (the “Guarantor Subsidiaries”). The debt of L-3 Holdings, including the CODES are guaranteed on a joint and several, full and unconditional basis, by L-3 Communications and certain of its domestic subsidiaries. See Note 10. The foreign subsidiaries and certain domestic subsidiaries of L-3 Communications (the “Non-Guarantor Subsidiaries”) do not guarantee the debt of L-3 Communications or L-3 Holdings. None of the debt of L-3 Communications has been issued by its subsidiaries. There are no restrictions on the payment of dividends from the Guarantor Subsidiaries to L-3 Communications.

Prior to the spin-off of Engility on July 17, 2012, Engility Holdings, Inc., Engility Corporation, International Resources Group Ltd. and LinCom Wireless, Inc. were guarantor subsidiaries of the Company. As a result of the spin-off, these entities no longer guarantee the debt of L-3 Communications or L-3 Holdings. As a result, the assets, liabilities, results of operations and cash flows of the Engility businesses have been reclassified from guarantor subsidiaries to L-3 Communications as discontinued operations in the following condensed combining financial information.

Under the terms of the indentures governing the Senior Notes and Senior Subordinated Notes, the guarantees of the Senior Notes and the Senior Subordinated Notes will automatically and unconditionally be released and discharged: (1) upon the release of all guarantees of all other outstanding indebtedness of L-3 Communications Corporation, or (2) upon the determination that such guarantor is no longer a “domestic subsidiary,” in the case of the Senior Notes, or upon the designation of such guarantor as an “unrestricted subsidiary,” in the case of the Senior Subordinated Notes. In addition, the guarantees of the Senior Notes and the Senior Subordinated Notes will automatically and unconditionally be released and discharged in the event of a sale or other disposition of all of the assets of any guarantor, by way of merger, consolidation or otherwise, or a sale or other disposition of all of the capital stock of such guarantor (provided that, in the case of the Senior Subordinated Notes, in the event of a sale or other disposition of all of the assets of any guarantor, the net proceeds of such sale or disposition are applied in accordance with any applicable provisions of the senior subordinated indenture).

In lieu of providing separate audited financial statements for the Guarantor Subsidiaries, the Company has included the accompanying condensed combining financial statements based on Rule 3-10 of SEC Regulation S-X. The Company does not believe that separate financial statements of the Guarantor Subsidiaries are material to users of the financial statements.

The following condensed combining financial information presents the results of operations, financial position and cash flows of (1) L-3 Holdings, excluding L-3 Communications and its consolidated subsidiaries (the “Parent”), (2) L-3 Communications, excluding its consolidated subsidiaries, (3) the Guarantor Subsidiaries, (4) the Non-Guarantor Subsidiaries and (5) the eliminations to arrive at the information for L-3 on a consolidated basis.

	L-3 Holdings (Parent)	L-3 Communications	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated L-3
	(in millions)
Condensed Combining Balance Sheets:
At December 31, 2011:
Current assets:
Cash and cash equivalents	$—	$644	$—	$222	$(102)	$764
Billed receivables, net	—	367	532	204	—	1,103
Contracts in process	—	860	1,234	257	—	2,351
Other current assets	—	313	135	192	—	640
Assets of discontinued operations	—	1,729	—	—	—	1,729

Total current assets	—	3,913	1,901	875	(102)	6,587
Goodwill	—	1,909	4,415	1,148	—	7,472
Other assets	—	731	522	185	—	1,438
Investment in and amounts due from consolidated subsidiaries	7,324	6,915	1,553	—	(15,792)	—

Total assets	$7,324	$13,468	$8,391	$2,208	$(15,894)	$15,497

Current liabilities	$—	$848	$1,174	$546	$(102)	$2,466
Liabilities of discontinued operations	—	351	—	—	—	351
Amounts due to consolidated subsidiaries	—	—	—	238	(238)	—
Other long-term liabilities	—	1,509	231	91	—	1,831
Long-term debt	689	4,125	—	—	(689)	4,125

Total liabilities	689	6,833	1,405	875	(1,029)	8,773

L-3 shareholders’ equity	6,635	6,635	6,986	1,333	(14,954)	6,635
Noncontrolling interests	—	—	—	—	89	89

Total equity	6,635	6,635	6,986	1,333	(14,865)	6,724

Total liabilities and equity	$7,324	$13,468	$8,391	$2,208	$(15,894)	$15,497

At December 31, 2010:
Current assets:
Cash and cash equivalents	$—	$251	$—	$473	$(117)	$607
Billed receivables, net	—	378	568	218	—	1,164
Contracts in process	—	812	1,243	209	—	2,264
Other current assets	—	332	138	164	—	634
Assets of discontinued operations	—	1,762	—	—	—	1,762

Total current assets	—	3,535	1,949	1,064	(117)	6,431
Goodwill	—	1,897	4,448	1,160	—	7,505
Other assets	—	770	565	180	—	1,515
Investment in and amounts due from consolidated subsidiaries	7,462	7,255	885	—	(15,602)	—

Total assets	$7,462	$13,457	$7,847	$2,404	$(15,719)	$15,451

Current portion of long-term debt	$11	$11	$—	$—	$(11)	$11
Other current liabilities	—	903	1,157	552	(117)	2,495
Liabilities of discontinued operations	—	349	—	—	—	349
Amounts due to consolidated subsidiaries	—	—	—	362	(362)	—
Other long-term liabilities	—	1,304	222	89	—	1,615
Long-term debt	687	4,126	—	—	(687)	4,126

Total liabilities	698	6,693	1,379	1,003	(1,177)	8,596

L-3 shareholders’ equity	6,764	6,764	6,468	1,401	(14,633)	6,764
Noncontrolling interests	—	—	—	—	91	91

Total equity	6,764	6,764	6,468	1,401	(14,542)	6,855

Total liabilities and equity	$7,462	$13,457	$7,847	$2,404	$(15,719)	$15,451

	L-3 Holdings (Parent)	L-3 Communications	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated L-3
	(in millions)
Condensed Combining Statements of Operations:
For the year ended December 31, 2011:
Net sales	$—	$3,735	$7,573	$2,190	$(340)	$13,158
Cost of sales	57	3,335	6,853	1,868	(397)	11,716
Impairment charge	—	43	—	—	—	43

Operating (loss) income	(57)	357	720	322	57	1,399
Interest and other income (expense), net	—	14	(15)	4	(3)	—
Interest expense	23	201	1	5	(26)	204
Debt retirement charge	—	35	—	—	—	35

(Loss) income from continuing operations before income taxes	(80)	135	704	321	80	1,160
(Benefit) provision for income taxes	(20)	34	180	82	20	296
Equity in net income of consolidated subsidiaries	1,016	751	—	—	(1,767)	—

Income from continuing operations	956	852	524	239	(1,707)	864
Income from discontinued operations, net of income tax	—	104	—	—	—	104

Net income	956	956	524	239	(1,707)	968
Net income attributable to noncontrolling interests	—	—	—	—	12	12

Net income attributable to L-3	$956	$956	$524	$239	$(1,719)	$956

Comprehensive income attributable to L-3	$758	$758	$514	$218	$(1,490)	$758

For the year ended December 31, 2010:
Net sales	$—	$3,794	$7,908	$2,001	$(313)	$13,390
Cost of sales	73	3,310	7,193	1,715	(386)	11,905

Operating (loss) income	(73)	484	715	286	73	1,485
Interest and other income (expense), net	—	24	(1)	3	(5)	21
Interest expense	46	235	—	6	(51)	236
Debt retirement charge	—	18	—	—	—	18

(Loss) income from continuing operations before income taxes	(119)	255	714	283	119	1,252
(Benefit) provision for income taxes	(41)	87	244	97	41	428
Equity in net income of consolidated subsidiaries	1,033	645	—	—	(1,678)	—

Income from continuing operations	955	813	470	186	(1,600)	824
Income from discontinued operations, net of income tax	—	142	—	—	—	142

Net income	955	955	470	186	(1,600)	966
Net income attributable to noncontrolling interests	—	—	—	—	11	11

Net income attributable to L-3	$955	$955	$470	$186	$(1,611)	$955

Comprehensive income attributable to L-3	$865	$865	$497	$220	$(1,582)	$865

For the year ended December 31, 2009:
Net sales	$—	$3,846	$7,652	$1,935	$(286)	$13,147
Cost of sales	65	3,404	6,967	1,695	(351)	11,780

Operating (loss) income	(65)	442	685	240	65	1,367
Interest and other income, net	—	21	1	2	(5)	19
Interest expense	45	244	—	6	(50)	245
Debt retirement charge	—	10	—	—	—	10

(Loss) income from continuing operations before income taxes	(110)	209	686	236	110	1,131
(Benefit) provision for income taxes	(36)	69	227	78	36	374
Equity in net income of consolidated subsidiaries	975	607	—	—	(1,582)	—

Income from continuing operations	901	747	459	158	(1,508)	757
Income from discontinued operations, net of tax	—	154	—	—	—	154

Net income	901	901	459	158	(1,508)	911
Net income attributable to noncontrolling interests	—	—	—	—	10	10

Net income attributable to L-3	$901	$901	$459	$158	$(1,518)	$901

Comprehensive income attributable to L-3	$1,067	$1,067	$476	$206	$(1,749)	$1,067

Condensed Combining Statements of Cash Flows:
For the year ended December 31, 2011
Operating activities:
Net cash from operating activities from continuing operations	$1,157	$476	$792	$220	$(1,414)	$1,231

Investing activities:
Business acquisitions, net of cash acquired	—	(20)	—	—	—	(20)
Investments in L-3 Communications	(55)	—	—	—	55	—
Other investing activities	—	(84)	(75)	(20)	—	(179)

Net cash used in investing activities from continuing operations	(55)	(104)	(75)	(20)	55	(199)

Financing activities:
Proceeds from sale of senior notes	—	1,143	—	—	—	1,143
Redemption of senior subordinated notes and CODES	(11)	(1,150)	—	—	—	(1,161)
Common stock repurchased	(958)	—	—	—	—	(958)
Dividends paid on L-3 Holdings common stock	(188)	—	—	—	—	(188)
Dividends paid to L-3 Holdings	—	(1,157)	—	—	1,157	—
Investments from L-3 Holdings	—	55	—	—	(55)	—
Other financing activities	55	882	(717)	(447)	272	45

Net cash used in financing activities from continuing operations	(1,102)	(227)	(717)	(447)	1,374	(1,119)

Effect of foreign currency exchange rate changes on cash	—	—	—	(4)	—	(4)
Net increase in cash and cash equivalents of discontinued operations	—	248	—	—	—	248

Net (decrease) increase in cash	—	393	—	(251)	15	157
Cash and cash equivalents, beginning of the year	—	251	—	473	(117)	607

Cash and cash equivalents, end of the year	$—	$644	$—	$222	$(102)	$764

For the year ended December 31, 2010:
Operating activities:
Net cash from operating activities from continuing operations	$1,018	$302	$761	$230	$(1,041)	$1,270

Investing activities:
Business acquisitions, net of cash acquired	—	(756)	—	—	—	(756)
Investments in L-3 Communications	(116)	—	—	—	116	—
Other investing activities	—	(89)	(91)	(8)	—	(188)

Net cash used in investing activities from continuing operations	(116)	(845)	(91)	(8)	116	(944)

Financing activities:
Proceeds from sale of senior notes	—	797	—	—	—	797
Redemption of senior subordinated notes	—	(800)	—	—	—	(800)
Common stock repurchased	(834)	—	—	—	—	(834)
Dividends paid on L-3 Holdings common stock	(184)	—	—	—	—	(184)
Dividends paid to L-3 Holdings	—	(1,018)	—	—	1,018	—
Investments from L-3 Holdings	—	116	—	—	(116)	—
Other financing activities	116	751	(671)	(112)	20	104

Net cash used in financing activities from continuing operations	(902)	(154)	(671)	(112)	922	(917)

Effect of foreign currency exchange rate changes on cash	—	—	—	(7)	—	(7)
Net increase in cash and cash equivalents of discontinued operations	—	189	—	—	—	189

Net (decrease) increase in cash	—	(508)	(1)	103	(3)	(409)
Cash and cash equivalents, beginning of the year	—	759	1	370	(114)	1,016

Cash and cash equivalents, end of the year	$—	$251	$—	$473	$(117)	$607

For the year ended December 31, 2009:
Operating activities:
Net cash from operating activities from continuing operations	$670	$150	$819	$244	$(736)	$1,147

Investing activities:
Business acquisitions, net of cash acquired	—	(86)	—	—	—	(86)
Investments in L-3 Communications	(87)	—	—	—	87	—
Other investing activities	—	(66)	(96)	(14)	—	(176)

Net cash used in investing activities from continuing operations	(87)	(152)	(96)	(14)	87	(262)

Financing activities:
Proceeds from sale of senior notes	—	996	—	—	—	996
Repayment of borrowings under term loan facility	—	(650)	—	—	—	(650)
Redemption of senior subordinated notes	—	(750)	—	—	—	(750)
Common stock repurchased	(505)	—	—	—	—	(505)
Dividends paid on L-3 Holdings common stock	(165)	—	—	—	—	(165)
Dividends paid to L-3 Holdings	—	(670)	—	—	670	—
Investments from L-3 Holdings	—	87	—	—	(87)	—
Other financing activities	87	821	(724)	(114)	—	70

Net cash used in financing activities from continuing operations	(583)	(166)	(724)	(114)	583	(1,004)

Effect of foreign currency exchange rate changes on cash	—	—	—	19	—	19
Net increase in cash and cash equivalents of discontinued operations	—	249	—	—	—	249

Net increase (decrease) in cash	—	81	(1)	135	(66)	149
Cash and cash equivalents, beginning of the year	—	678	2	235	(48)	867

Cash and cash equivalents, end of the year	$—	$759	$1	$370	$(114)	$1,016